Note 5 - Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, plant, and equipment, gross	$ 1,741	$ 442
Less: accumulated depreciation	(319)	(258)
Property and equipment, net	1,422	184
Office Equipment [Member]
Property, plant, and equipment, gross	350	181
Laboratory Equipment [Member]
Property, plant, and equipment, gross	1,009	121
Automobiles [Member]
Property, plant, and equipment, gross	108	24
Leasehold Improvements [Member]
Property, plant, and equipment, gross	$ 274	$ 116